UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                       DATE OF FISCAL YEAR END: JANUARY 31

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 32.3%
   Banks -- 23.0%
      American Honda Finance
         2.156%, 06/03/08                           $      1,400   $      1,397
      Bank of Scotland
         2.760%, 05/21/08                                  1,300          1,298
      DnB Bank 144A
         2.759%, 05/21/08                                  1,400          1,398
      Nordea North America
         2.627%, 07/08/08                                  1,400          1,393
      Rabobank USA Financial
         2.507%, 05/12/08                                  1,300          1,299
      Swedbank
         2.770%, 06/13/08                                  1,500          1,495
      UBS Finance Delaware
         2.849%, 06/05/08                                  1,400          1,396
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            9,676
--------------------------------------------------------------------------------
   Financial Services -- 9.3%
      AIG Funding
         2.359%, 05/23/08                                  1,300          1,298
      General Electric Capital
         2.339%, 05/23/08                                  1,300          1,298
      Merrill Lynch
         2.878%, 06/23/08                                  1,300          1,295
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               3,891
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $13,567)                                 13,567
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 67.9%
      JP Morgan
         1.900%, dated 04/30/08, to
         be repurchased on 05/01/08,
         repurchase price $14,513,898
         (collateralized by U.S. Treasury
         note, par value $14,870,000, 2.125%
         04/30/10; with a total market value
         $14,805,018)                                     14,513         14,513
      U.S. Painwebber
         1.910%, dated 04/30/08, to
         be repurchased on 05/01/08,
         repurchase price $14,000,743
         (collateralized by various U.S.
         Government Agency obligations,
         par value $503-$13,970,000, 0.000%-
         9.500%, 08/18/08-04/01/38; with a
         total market value $14,282,940)                  14,000         14,000
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $28,513)                            28,513
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.2% (COST $42,080) +                    $     42,080
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $41,991 (000).

(A) THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) TRI-PARTY REPURCHASE AGREEMENTS

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON APRIL 30, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,398 (000S), REPRESENTING 3.33% OF THE NET ASSETS OF THE FUND.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 51.7%
      U.S. Treasury Bills (A)
         1.147%, 05/22/08                           $     60,000   $     59,960
         1.373%, 06/05/08                                 35,000         34,953
         3.206%, 06/19/08                                 40,000         39,828
         1.395%, 07/03/08                                 35,000         34,915
      U.S. Treasury Note
         5.625%, 05/15/08                                100,000        100,129
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $269,785)                                                   269,785
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 38.4%
      ABN Amro
         1.950%, dated 04/30/08, to
         be repurchased on 05/01/08,
         repurchase price $110,005,958
         (collateralized by a U.S. Treasury
         Inflation Note, par value $101,530,400,
         2.375%, 01/15/27; with a total
         market value of $112,200,041)                   110,000        110,000
      Deutsche Bank
         1.900%, dated 04/30/08, to
         be repurchased on 05/01/08
         repurchase price $90,228,451
         (collateralized by a U.S. Treasury
         Bonds, par value $9,397,962-
         $98,928,000, 0.000%-7.125%,
         02/15/23-02/15/38; with a total
         market value of $92,028,163)                     90,224         90,224
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $200,224)                          200,224
--------------------------------------------------------------------------------

                                                          SHARES
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 9.6%
      Federated US Treasury Cash
         Reserves, Cl I, 1.210%                       50,000,000         50,000
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $50,000)                                  50,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7% (COST $520,009) +                       $    520,009
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $521,706 (000).

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) TRI-PARTY REPURCHASE AGREEMENTS

CL - CLASS

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.8%
      FFCB
         5.540%, 11/07/16                           $      1,500   $      1,641
         4.450%, 06/01/15                                  2,500          2,562
      FHLB
         5.250%, 06/10/11                                  3,000          3,177
         5.200%, 02/26/18                                  2,000          2,029
         5.000%, 03/09/12                                  1,250          1,325
         5.000%, 12/09/16                                  1,000          1,056
         5.000%, 11/17/17                                  2,500          2,636
         5.000%, 12/08/17                                  1,000          1,055
         4.750%, 03/13/09                                  1,000          1,018
         4.750%, 12/09/11                                  1,500          1,578
         4.625%, 11/21/08                                  1,000          1,011
         4.500%, 06/21/10                                  1,500          1,552
         4.500%, 09/14/12                                  1,000          1,038
         4.375%, 06/08/12                                  1,000          1,036
         4.000%, 11/13/09                                  2,000          2,032
      FHLMC
         7.000%, 03/15/10                                  1,500          1,614
         5.250%, 04/18/16                                  1,000          1,072
         5.125%, 08/23/10                                  2,000          2,100
         4.750%, 01/18/11                                  3,000          3,131
         4.500%, 01/15/15                                  4,000          4,123
      FNMA
         6.250%, 05/15/29                                  1,500          1,749
         5.500%, 03/15/11                                  1,500          1,593
         5.250%, 08/01/12                                  1,000          1,036
         5.000%, 09/18/09 (A)                              1,500          1,543
         5.000%, 02/13/17                                    500            526
         5.000%, 11/01/21                                  1,860          1,871
         4.140%, 02/04/15                                  2,000          2,001
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

      (COST $45,650)                                                     47,105
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 29.1%
      FHLMC
         7.000%, 12/01/14                           $          7   $          7
         7.000%, 04/01/15                                     10             10
         5.500%, 08/01/21                                  1,232          1,255
         5.500%, 10/01/36                                  1,347          1,357
         5.000%, 01/01/13                                  1,205          1,230
         5.000%, 10/01/16                                    428            433
         5.000%, 04/01/22                                  1,706          1,718
         4.375%, 07/17/15                                  3,000          3,055
      FNMA
         7.500%, 04/01/15                                     --             --
         7.500%, 12/01/30                                     29             32
         7.000%, 12/01/09                                      3              3
         6.500%, 01/01/32                                    186            194
         6.000%, 08/01/35                                  1,664          1,704
         6.000%, 05/01/36                                  1,166          1,194
         6.000%, 07/01/36                                  1,110          1,136
         5.500%, 06/01/25                                  1,871          1,897
         5.500%, 10/01/34                                    603            608
         5.500%, 01/01/36                                  1,305          1,314
         5.500%, 02/01/36                                  2,064          2,078
         5.500%, 04/01/36                                  1,238          1,247
         5.000%, 10/01/18                                    348            352
         5.000%, 12/01/18                                    408            412
         5.000%, 05/01/38                                  2,000          1,966
         4.500%, 07/01/18                                    970            965
         4.000%, 09/01/10                                    808            819
      GNMA
         7.500%, 08/15/12                                      9             10
         7.500%, 09/15/13                                      8              8
         7.500%, 12/20/29                                      3              4
         6.500%, 06/15/08                                     --             --
         6.500%, 09/15/13                                     25             26
         6.500%, 04/15/14                                      9             10
         6.500%, 03/15/31                                     32             33

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
      GNMA - (continued)
         6.500%, 07/15/31                           $        407   $        425
         6.000%, 05/15/28                                      4              5
         6.000%, 09/15/34                                    514            529
         6.000%, 11/15/34                                    238            245
         6.000%, 12/15/34                                    254            262
         5.500%, 01/15/36                                  1,514          1,537
         5.500%, 04/15/36                                  1,230          1,248
         5.000%, 09/15/17                                    276            279
         5.000%, 12/15/17                                    384            388
         5.000%, 10/15/18                                     36             36
         5.000%, 11/15/18                                     26             27
         5.000%, 01/15/19                                    663            670
         5.000%, 03/15/33                                     49             48
         5.000%, 04/15/33                                     21             21
         5.000%, 06/15/33                                     74             74
         5.000%, 04/15/38                                  2,500          2,479
         4.500%, 02/15/20                                  1,097          1,089
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED

      OBLIGATIONS (COST $33,984)                                         34,439
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.5%
   Aerospace & Defense -- 0.9%
      General Dynamics
         4.500%, 08/15/10                                  1,000          1,014
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              1,014
--------------------------------------------------------------------------------
   Agriculture -- 1.6%
      Cargill 144A
         4.375%, 06/01/13                                  2,000          1,919
--------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                      1,919
--------------------------------------------------------------------------------
   Banks -- 0.8%
      Citigroup
         5.300%, 01/07/16                                  1,000            975
--------------------------------------------------------------------------------
   TOTAL BANKS                                                              975
--------------------------------------------------------------------------------
   Chemicals -- 1.7%
      Dow Chemical
         6.000%, 10/01/12                                  1,000          1,036

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
   Chemicals - (continued)
      E.I. Du Pont de Nemours
         4.125%, 04/30/10                           $      1,000   $      1,008
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        2,044
--------------------------------------------------------------------------------
   Electrical Services & Equipment -- 1.8%
      Pacificorp
         6.900%, 11/15/11                                    793            856
      PSEG Power
         3.750%, 04/01/09                                  1,300          1,293
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                  2,149
--------------------------------------------------------------------------------
   Financial Services -- 3.4%
      Boeing Capital
         6.500%, 02/15/12                                  1,000          1,073
      Ford Motor Credit
         7.375%, 02/01/11                                    650            598
      General Electric Capital, Cl A
         6.875%, 11/15/10                                    500            536
      Merrill Lynch
         6.050%, 05/16/16                                  1,000            959
      Morgan Stanley
         5.550%, 04/27/17                                    970            926
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               4,092
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 0.5%
      Campbell Soup
         6.750%, 02/15/11                                    500            530
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           530
--------------------------------------------------------------------------------
   Medical Products & Services -- 0.5%
      Medco Health Solutions
         7.250%, 08/15/13                                    500            530
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        530
--------------------------------------------------------------------------------
   Oil Exploration & Production -- 0.7%
      Anadarko Petroleum
         5.000%, 10/01/12                                    850            855
--------------------------------------------------------------------------------
   TOTAL OIL EXPLORATION & PRODUCTION                                       855
--------------------------------------------------------------------------------

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT       VALUE
DESCRIPTION                                             (000)          (000)
--------------------------------------------------------------------------------
   Printing & Publishing -- 0.8%
      Gannett
         5.750%, 06/01/11                           $      1,000   $        997
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                              997
--------------------------------------------------------------------------------
   Retail -- 2.6%
      Target
         5.375%, 05/01/17                                  1,000            999
         5.375%, 06/15/09                                    500            509
      Wal-Mart Stores
         4.000%, 01/15/10                                  1,000          1,010
      Yum! Brands
         6.250%, 04/15/16                                    500            506
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           3,024
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.8%
      BellSouth
         6.000%, 10/15/11                                  1,000          1,040
      SBC Communications
         5.875%, 08/15/12                                  1,000          1,040
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                   2,080
--------------------------------------------------------------------------------
   Utilities -- 0.4%
      Alabama Power
         5.375%, 10/01/08                                    500            503
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                          503
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $20,689)                                  20,712
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.1%
      U.S. Treasury Bond
         4.375%, 02/15/38                                    250            245
      U.S. Treasury Notes
         4.625%, 07/31/12                                  2,000          2,134
         4.500%, 02/15/16                                    100            107
         4.250%, 11/15/14                                  2,500          2,645
         4.125%, 08/31/12                                    500            523
         3.500%, 12/15/09                                  1,500          1,531
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $6,825)                          7,185
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 4.9%
      iShares iBoxx Investment Grade
         Corporate Bond Fund                              54,958   $      5,825
--------------------------------------------------------------------------------
   TOTAL EXCHANGE TRADED FUND (COST $5,767)                               5,825
--------------------------------------------------------------------------------
CASH EQUIVALENT (B) (C)-- 1.6%
      Hancock Horizon Prime Money
         Market Fund, 1.990%                           1,857,528          1,858
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $1,858)                                    1,858
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.0% (COST $114,773) +                    $    117,124
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $118,256 (000).

(A) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON APRIL 30, 2008. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

(C)   INVESTMENT IN AN AFFILIATED COMPANY.

AMOUNTS DESIGNATED AS "--" ARE $0 (000) OR 0 (000) SHARES OR HAVE BEEN ROUNDED TO $0 (000) OR 0 (000) SHARES.

CL - CLASS
FFCB - FEDERAL FARM CREDIT BANK
FHLB - FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON APRIL 30, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,919 (000S), REPRESENTING 1.62% OF THE NET ASSETS OF THE FUND.

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $114,773, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,710 AND $(359), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
   Advertising Agencies -- 1.4%
      Omnicom Group                                       47,000   $      2,244
--------------------------------------------------------------------------------
   TOTAL ADVERTISING AGENCIES                                             2,244
--------------------------------------------------------------------------------
   Aerospace & Defense -- 4.8%
      Lockheed Martin                                     25,000          2,651
      Raytheon                                            46,000          2,943
      Rockwell Collins                                    36,000          2,272
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              7,866
--------------------------------------------------------------------------------
   Agriculture -- 3.9%
      CF Industries Holdings                              20,000          2,674
      Monsanto                                            32,000          3,649
--------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                      6,323
--------------------------------------------------------------------------------
   Automotive -- 1.5%
      Johnson Controls                                    69,000          2,433
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       2,433
--------------------------------------------------------------------------------
   Banks -- 2.6%
      Bank of New York Mellon                             48,000          2,090
      State Street                                        30,000          2,164
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            4,254
--------------------------------------------------------------------------------
   Broadcasting, Newspapers and Advertising -- 1.2%
      CBS, Cl B                                           84,000          1,938
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                         1,938
--------------------------------------------------------------------------------
   Chemicals -- 4.7%
      Eastman Chemical                                    38,000          2,793
      Lubrizol                                            38,000          2,216
      Praxair                                             30,000          2,739
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        7,748
--------------------------------------------------------------------------------
   Cosmetics & Toiletries -- 1.4%
      Colgate Palmolive                                   33,000          2,333
--------------------------------------------------------------------------------
   TOTAL COSMETICS & TOILETRIES                                           2,333
--------------------------------------------------------------------------------
   Drugs -- 5.0%
      Eli Lilly                                           40,000          1,926
      Johnson & Johnson                                   36,000          2,415
      Merck                                               48,000          1,826

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Drugs - (continued)
      Pfizer                                              99,000   $      1,991
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                            8,158
--------------------------------------------------------------------------------
   Electrical Utilities -- 11.0%
      American Electric Power                             50,000          2,232
      Constellation Energy Group                          28,000          2,370
      Duke Energy                                        117,000          2,142
      FPL Group                                           50,000          3,315
      PPL                                                 65,000          3,121
      Public Service Enterprise                           52,000          2,283
      Southern                                            66,000          2,457
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                            17,920
--------------------------------------------------------------------------------
   Financial Services -- 1.5%
      Northern Trust                                      32,000          2,372
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,372
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 7.2%
      Coca-Cola                                           39,000          2,296
      Hormel Foods                                        56,000          2,207
      Kroger                                              90,000          2,453
      Molson Coors Brewing, Cl B                          55,000          3,016
      Reynolds American                                   34,000          1,831
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                        11,803
--------------------------------------------------------------------------------
   Gas & Natural Gas -- 1.5%
      Energen                                             35,000          2,388
--------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                2,388
--------------------------------------------------------------------------------
   Household Products -- 1.3%
      Whirlpool                                           30,000          2,183
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               2,183
--------------------------------------------------------------------------------
   Industrials -- 4.0%
      Cummins                                             64,000          4,010
      Emerson Electric                                    48,000          2,508
--------------------------------------------------------------------------------
   TOTAL INDUSTRIALS                                                      6,518
--------------------------------------------------------------------------------
   Insurance -- 8.5%
      ACE Ltd.                                            44,000          2,653
      Chubb                                               48,000          2,543
      Cincinnati Financial                                55,000          1,974

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Insurance - (continued)
      Hartford Financial Services                         26,000   $      1,853
      Group
      Metlife                                             38,000          2,312
      Unum Group                                         110,000          2,553
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       13,888
--------------------------------------------------------------------------------
   Investment Management Companies -- 1.1%
      Federated Investors, Cl B                           55,000          1,841
--------------------------------------------------------------------------------
   TOTAL INVESTMENT MANAGEMENT COMPANIES                                  1,841
--------------------------------------------------------------------------------
   Machinery -- 3.3%
      Flowserve                                           22,000          2,730
      Parker Hannifin                                     33,000          2,635
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                        5,365
--------------------------------------------------------------------------------
   Managed Health Care -- 1.2%
      Aetna                                               46,000          2,006
--------------------------------------------------------------------------------
   TOTAL MANAGED HEALTH CARE                                              2,006
--------------------------------------------------------------------------------
   Manufacturing -- 1.3%
      Eaton                                               25,000          2,196
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                    2,196
--------------------------------------------------------------------------------
      Metals & Mining -- 5.1%
      Alcoa                                               78,000          2,713
      Newmont Mining                                      43,000          1,901
      Precision Castparts                                 32,000          3,762
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                  8,376
--------------------------------------------------------------------------------
   Oil Drilling & Refining -- 1.8%
      ENSCO International                                 45,000          2,868
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                          2,868
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 5.1%
      Apache                                              22,000          2,963
      Halliburton                                         62,000          2,847
      Occidental Petroleum                                30,000          2,496
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        8,306
--------------------------------------------------------------------------------
   Petroleum Refining -- 8.0%
      ConocoPhillips                                      40,000          3,446
      Exxon Mobil                                         27,000          2,513
      Hess                                                35,000          3,717

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Petroleum Refining - (continued)
      Murphy Oil                                          37,000   $      3,342
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                              13,018
--------------------------------------------------------------------------------
   Retail -- 2.0%
      McDonald's                                          54,000          3,217
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           3,217
--------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 1.7%
      Microchip Technology                                75,000          2,756
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                    2,756
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.8%
      AT&T                                                75,000          2,903
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                   2,903
--------------------------------------------------------------------------------
   Transportation Services -- 1.8%
      CSX                                                 46,000          2,896
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          2,896
--------------------------------------------------------------------------------
   Utilities -- 2.1%
      Ametek                                              70,000          3,396
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                        3,396
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $134,106)                                   159,513
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) (B)-- 2.0%
      Hancock Horizon Prime Money
         Market Fund, 1.990%                           3,242,169          3,242
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $3,242)                                    3,242
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.8% (COST $137,348) +                    $    162,755
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $163,133 (000).

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

(B)   INVESTMENT IN AN AFFILIATED COMPANY.

CL - CLASS
LTD. - LIMITED

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $137,348, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $30,995 AND $(5,588), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%
   Aerospace & Defense -- 1.6%
      United Technologies                                 20,000   $      1,449
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              1,449
--------------------------------------------------------------------------------
   Automotive -- 3.5%
      Autozone *                                          12,000          1,449
      Harsco                                              30,000          1,780
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       3,229
--------------------------------------------------------------------------------
   Beauty Products -- 1.3%
      Alberto-Culver, Cl B                                48,000          1,208
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                                                  1,208
--------------------------------------------------------------------------------
   Computer & Electronics Retail -- 1.5%
      Best Buy                                            31,000          1,334
--------------------------------------------------------------------------------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                    1,334
--------------------------------------------------------------------------------
   Computers & Services -- 6.6%
      CommScope *                                         29,000          1,379
      Hewlett-Packard                                     35,000          1,622
      International Business Machines                     14,000          1,690
      Western Digital *                                   47,000          1,363
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                             6,054
--------------------------------------------------------------------------------
   Consumer Products -- 1.9%
      Nike, Cl B                                          26,000          1,737
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                1,737
--------------------------------------------------------------------------------
   Data Processing & Outsourced Services -- 1.3%
      Computer Sciences *                                 28,000          1,221
--------------------------------------------------------------------------------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                            1,221
--------------------------------------------------------------------------------
   Diversified Commercial & Professional Services -- 1.6%
      Brink's                                             20,000          1,455
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED COMMERCIAL & PROFESSIONAL
      SERVICES                                                            1,455
--------------------------------------------------------------------------------
   Drug Retail -- 1.7%
      CVS Caremark                                        39,000          1,574
--------------------------------------------------------------------------------
   TOTAL DRUG RETAIL                                                      1,574
--------------------------------------------------------------------------------
   Drugs -- 3.2%
      Medco Health Solutions *                            38,000          1,883

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Drugs - (continued)
      Schering-Plough                                     56,000   $      1,031
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                            2,914
--------------------------------------------------------------------------------
   Electronic Components & Equipment -- 4.6%
      Amphenol, Cl A                                      42,000          1,939
      Arrow Electronics *                                 37,000          1,007
      Avnet *                                             46,000          1,205
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                4,151
--------------------------------------------------------------------------------
   Engineering Services -- 1.5%
      Fluor                                                9,000          1,376
--------------------------------------------------------------------------------
   TOTAL ENGINEERING SERVICES                                             1,376
--------------------------------------------------------------------------------
   Entertainment -- 3.0%
      Viacom, Cl B *                                      34,000          1,307
      Walt Disney                                         45,000          1,459
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    2,766
--------------------------------------------------------------------------------
   Financial Services -- 3.2%
      CME Group, Cl A                                      3,000          1,372
      T Rowe Price Group                                  27,000          1,581
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,953
--------------------------------------------------------------------------------
   Health Care Equipment -- 1.5%
      CR Bard                                             14,000          1,318
--------------------------------------------------------------------------------
   TOTAL HEALTH CARE EQUIPMENT                                            1,318
--------------------------------------------------------------------------------
   Household Products -- 3.7%
      Church & Dwight                                     24,000          1,364
      Snap-On                                             33,000          1,957
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               3,321
--------------------------------------------------------------------------------
   Information Technology -- 4.4%
      BMC Software *                                      38,000          1,321
      Microsoft                                           46,000          1,312
      Oracle *                                            67,000          1,397
--------------------------------------------------------------------------------
   TOTAL INFORMATION TECHNOLOGY                                           4,030
--------------------------------------------------------------------------------
   Insurance -- 1.5%
      Aflac                                               20,000          1,333
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                        1,333
--------------------------------------------------------------------------------

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Machinery -- 1.8%
      Lincoln Electric Holdings                           21,000   $      1,602
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                        1,602
--------------------------------------------------------------------------------
   Managed Health Care -- 1.1%
      UnitedHealth Group                                  31,000          1,012
--------------------------------------------------------------------------------
   TOTAL MANAGED HEALTH CARE                                              1,012
--------------------------------------------------------------------------------
   Manufacturing -- 2.6%
      SPX                                                 19,000          2,337
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                    2,337
--------------------------------------------------------------------------------
   Medical Products & Services -- 11.5%
      Baxter International                                30,000          1,870
      Becton Dickinson                                    19,000          1,699
      Express Scripts, Cl A *                             22,000          1,540
      Intuitive Surgical *                                 5,000          1,446
      Kinetic Concepts *                                  26,000          1,031
      Laboratory Corp of America
         Holdings *                                       18,000          1,361
      Thermo Fisher Scientific *                          26,000          1,505
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                     10,452
--------------------------------------------------------------------------------
   Oil & Gas Exploration & Production -- 1.8%
      Forest Oil *                                        28,000          1,650
--------------------------------------------------------------------------------
   TOTAL OIL & GAS EXPLORATION & PRODUCTION                               1,650
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 5.0%
      Helmerich & Payne                                   31,000          1,666
      Noble Energy                                        18,000          1,566
      XTO Energy                                          21,000          1,299
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        4,531
--------------------------------------------------------------------------------
   Petroleum Refining -- 1.6%
      Chevron                                             15,000          1,442
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               1,442
--------------------------------------------------------------------------------
   Research & Development -- 1.5%
      Jacobs Engineering Group *                          16,000          1,381
--------------------------------------------------------------------------------
   TOTAL RESEARCH & DEVELOPMENT                                           1,381
--------------------------------------------------------------------------------
   Retail -- 7.9%
      Dick's Sporting Goods *                             48,000          1,373
      GameStop, Cl A *                                    30,990          1,706

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Retail - (continued)
      Gap                                                 69,000   $      1,285
      Ross Stores                                         45,000          1,507
      TJX                                                 42,000          1,353
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           7,224
--------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 8.7%
      Applied Materials                                   72,000          1,344
      Intel                                               55,000          1,224
      Lam Research *                                      30,000          1,225
      MEMC Electronic Materials *                         22,560          1,421
      Nvidia *                                            75,000          1,541
      Texas Instruments                                   40,780          1,189
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                    7,944
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.6%
      Harris                                              27,000          1,459
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                   1,459
--------------------------------------------------------------------------------
   Transportation Services -- 4.3%
      AGCO *                                              20,000          1,202
      Burlington Northern Santa Fe                        14,000          1,436
      Manitowoc                                           34,000          1,286
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          3,924
--------------------------------------------------------------------------------
   Wireless Telecommunication Services -- 1.2%
      Sprint Nextel                                      137,000          1,095
--------------------------------------------------------------------------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,095
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $77,675)                                     89,476
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) (B) -- 1.9%
      Hancock Horizon Prime Money
         Market Fund, 1.990%                           1,668,020          1,668
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $1,668)                                    1,668
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.1% (COST $79,343) +                    $     91,144
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $91,088 (000).

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

(B)   INVESTMENT IN AN AFFILIATED COMPANY.

CL - CLASS

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $79,343, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,316 AND $(3,515), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
   Banks -- 4.4%
      IBERIABANK                                           9,000   $        434
      Midsouth Bancorp                                    11,116            216
      Prosperity Bancshares                               14,000            433
      Teche Holding                                        4,000            140
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            1,223
--------------------------------------------------------------------------------
   Building & Construction -- 3.9%
      Lennox International                                16,000            530
      Quanex Building Products                            12,000            204
      Rollins                                             22,000            351
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                          1,085
--------------------------------------------------------------------------------
   Commercial Services -- 2.1%
      Team *                                              20,000            595
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                595
--------------------------------------------------------------------------------
   Computers & Services -- 0.9%
      Arris Group *                                       30,000            243
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                               243
--------------------------------------------------------------------------------
   Correctional Institutions -- 2.4%
      Geo Group *                                         25,000            661
--------------------------------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                                          661
--------------------------------------------------------------------------------
   Drugs -- 1.4%
      Sciele Pharma *                                     20,000            385
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                              385
--------------------------------------------------------------------------------
   Electronic Components & Equipment -- 1.3%
      FARO Technologies *                                 10,000            352
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                  352
--------------------------------------------------------------------------------
   Entertainment -- 1.3%
      Cinemark Holdings                                   25,000            370
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                      370
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 2.6%
      National Beverage                                   36,000   $        290
      Sanderson Farms                                     10,000            417
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           707
--------------------------------------------------------------------------------
   Forestry -- 1.3%
      Deltic Timber                                        7,000            369
--------------------------------------------------------------------------------
   TOTAL FORESTRY                                                           369
--------------------------------------------------------------------------------
   Gas & Natural Gas -- 2.0%
      EnergySouth                                         10,000            541
--------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                  541
--------------------------------------------------------------------------------
   Household Products -- 2.3%
      Tupperware Brands                                   16,000            630
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                                 630
--------------------------------------------------------------------------------
   Insurance -- 2.6%
      Hallmark Financial Services *                       28,000            303
      Infinity Property & Casualty                        11,000            427
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                          730
--------------------------------------------------------------------------------
   Leasing & Renting -- 1.9%
      Aaron Rents                                         21,000            523
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                  523
--------------------------------------------------------------------------------
   Manufacturing -- 6.1%
      Acuity Brands                                       10,000            478
      AZZ *                                               11,000            293
      Flowers Foods                                       21,000            544
      Pilgrim's Pride                                     15,000            363
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                    1,678
--------------------------------------------------------------------------------
   Medical Products & Services -- 3.4%
      Immucor *                                           15,000            405
      Pediatrix Medical Group *                            8,000            544
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        949
--------------------------------------------------------------------------------
   Metals & Mining -- 4.2%
      CARBO Ceramics                                      10,000            475
      Commercial Metals                                   22,000            685
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                  1,160
--------------------------------------------------------------------------------

-----------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------
                                                                  APRIL 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Paper & Paper Products -- 1.6%
      Rock-Tenn, Cl A                                     13,000   $        441
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                             441
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 25.9%
      Cabot Oil & Gas                                     12,000            684
      Callon Petroleum *                                  30,000            600
      Denbury Resources *                                 20,000            611
      Dril-Quip *                                         10,000            572
      Gulf Island Fabrication                             18,000            712
      Hornbeck Offshore Services *                        14,000            698
      Mariner Energy *                                    22,000            606
      NATCO Group, Cl A *                                 12,000            607
      PetroHawk Energy *                                  35,000            827
      Petroquest Energy *                                 38,000            790
      RPC                                                 35,000            447
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        7,154
--------------------------------------------------------------------------------
   Petroleum Exploration -- 2.1%
      Dawson Geophysical *                                 8,000            579
--------------------------------------------------------------------------------
   TOTAL PETROLEUM EXPLORATION                                              579
--------------------------------------------------------------------------------
   Printing & Publishing -- 1.3%
      Consolidated Graphics *                              6,000            349
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                              349
--------------------------------------------------------------------------------
   Real Estate Investment Trust -- 3.0%
      EastGroup Properties                                10,000            477
      Parkway Properties                                   9,000            357
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                       834
--------------------------------------------------------------------------------
   Retail -- 6.8%
      Hibbett Sports *                                    20,000            365
      Pool                                                11,000            240
      Rush Enterprises, Cl A *                            30,000            484
      Sonic *                                             22,000            484
      Stage Stores                                        20,000            315
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           1,888
--------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 1.3%
      Benchmark Electronics *                             20,000            356
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                      356
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
DESCRIPTION                                               SHARES       (000)
--------------------------------------------------------------------------------
   Transportation Services -- 4.8%
      Gulfmark Offshore *                                 11,000   $        658
      Kirby *                                             12,000            658
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          1,316
--------------------------------------------------------------------------------
   Utilities -- 3.9%
      Cleco                                               19,000            456
      Powell Industries *                                 15,000            631
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                        1,087
--------------------------------------------------------------------------------
   Waste Management Services -- 2.5%
      Darling International *                             46,000            702
--------------------------------------------------------------------------------
   TOTAL WASTE MANAGEMENT SERVICES                                          702
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $20,191)                                     26,907
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) (B)-- 2.8%
      Hancock Horizon Prime Money
         Market Fund, 1.990%                             780,462            780
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $780)                                        780
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.1% (COST $20,971) +                    $     27,687
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $27,660 (000).

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

(B)   INVESTMENT IN AN AFFILIATED COMPANY.

CL - CLASS

+ AT APRIL 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,971, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,307 AND $(1,591), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

In September, 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2008:

                               LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                            ----------------------------------------------------
Prime Money Market Fund     $  28,513,132  $ 13,567,251  $    --  $  42,080,383
Treasury Money Market Fund    250,223,690   269,784,815       --    520,008,505
Strategic Income Bond Fund      7,681,977   109,441,585       --    117,123,562
Value Fund                    162,754,979            --       --    162,754,979
Growth Fund                    91,143,768            --       --     91,143,768
Burkenroad Fund                27,687,444            --       --     27,687,444

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          --------------------------
                                          Philip T. Masterson
                                          President
Date:    June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          --------------------------
                                          Philip T. Masterson
                                          President
Date:    June 27, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date:    June 27, 2008


* Print the name and title of each signing officer under his or her signature.